UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23201

              Versus Capital Real Assets Fund LLC
(Exact name of registrant as specified in charter)

    5555 DTC Parkway, Suite 330

                    Greenwood Village, CO 80111
(Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Village, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: December 31, 2018

            Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

            A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – December 31, 2018 (Unaudited) (continued)

Shares		Value	Shares		Value
Private Investment Funds * - 56.9%				Containers – Paper / Plastic – 0.1%
	Diversified – 56.9%		28,940	Graphic Packaging Holding Co...................................	307,922
32,131,871	AMP Capital Diversified Infrastructure Trust.............	$ 24,739,684	7,390	Packaging Corp of America.........................................	616,769
19,169,564	AMP Capital Infrastructure Debt Fund III (USD		12,770	Sonoco Products Co......................................................	678,470
	Hedged LP................................................................	19,998,232			1,603,161
136,065	BTG Pactual Open Ended Core US Timberland			Electric-Distribution – 0.4%
	Fund LP.....................................................................	148,138,157	69,418	Orsted A/S ....................................................................	4,641,360
100,000,000	Ceres Farmland Holdings LP........................................	102,685,980
24,112,380	Global Diversified Infrastructure Fund LP..................	39,447,854		Electric-Generation – 0.2%
17,239	Hancock Timberland and Farmland Fund LP..............	17,516,413	181,900	Engie SA........................................................................	2,610,362
48,000	Harrison Street Social Infrastructure Fund..................	48,178,080
12,500,000	IFM Global Infrastructure Fund LP..............................	12,890,695		Electric-Integrated – 4.4%
1,599,542	IFM Sub Investment Grade Debt Fund (US) A LP.....	1,647,023	58,200	Ameren Corp................................................................	3,796,386
72,146,265	IIF Hedged LP................................................................	71,634,027	86,000	American Electric Power Co., Inc..............................	6,427,640
24,643	Jamestown Timberland Fund........................................	24,709,887	67,900	CMS Energy Corp........................................................	3,371,235
80,000,000	RMS Evergreen US Forestland Fund LP.....................	81,365,576	84,900	Dominion Energy, Inc.,...............................................	6,066,954
67,151	US Core Farmland Fund LP..........................................	78,879,705	33,700	Duke Energy Corp. .....................................................	2,908,310
14,600,000	Versus Capital Real Assets Sub-REIT LLC**............	15,791,833	20,800	Edison International ....................................................	1,180,816
	Total Private Investment Funds................................	687,323,146	53,900	Emera, Inc.....................................................................	1,725,732
	(Cost $669,953,575)		65,500	Entergy Corp. ..............................................................	5,637,585
			115,948	Firstenergy Corp. ........................................................	4,353,847
			59,594	Nextera Energy, Inc. ..............................................	10,358,629
Common Stocks – 16.7%			43,680	PG&E Corp.*** ..........................................................	1,037,400
	Agricultural Chemicals – 0.6%		29,100	SCANA Corp...............................................................	1,390,398
34,597	CF Industries Holdings, Inc. ........................................	1,505,315	91,500	Xcel Energy, Inc. ........................................................	4,508,205
46,626	Mosaic, Co. ...................................................................	1,361,945			52,763,137
73,904	Nutrien, Ltd. ..................................................................	3,471,481		Food-Confectionery – 0.0%
19,481	Yara International ASA ................................................	751,392	2,900	Hershey Co.................................................................	310,822
		7,090,133
	Agricultural Operations – 0.5%			Food-Miscellaneous/Diversified – 0.8%
85,066	Archer-Daniels-Midland Co. .......................................	3,485,154	8,599	Danone SA ...................................................................	606,016
23,199	Bunge, Ltd......................................................................	1,239,755	10,344	General Mills, Inc........................................................	402,795
374,700	IOI Corp. Bhd ...............................................................	403,488	21,597	Ingredion, Inc...............................................................	1,973,966
84,300	Kuala Lumpur Kepong Bhd .........................................	504,270	3,100	Kerry Group, PLC........................................................	304,569
438,100	Sime Darby Plantation Bhd ..........................................	504,623	10,149	Kraft Heinz Co. ...........................................................	436,813
		6,137,290	2,400	McCormick & Co., Inc................................................	334,176
	Airport Development/Maintenance – 0.6%		20,001	Mondelez International, Inc........................................	800,640
8,400	Aeroports De Paris.........................................................	1,592,823	35,305	Nestle SA.......................................................................	2,866,354
740,641	Auckland International Airport, Ltd. ...........................	3,569,306	18,770	Tyson Foods, Inc...........................................................	1,002,318
45,900	Japan Airport Terminal Co. Ltd.	1,595,537	335,947	Wilmar International, Ltd............................................	769,034
		6,757,666			9,496,681
	Building & Construction-Production			Food-Wholesale/Distribution – 0.0%
	Miscellaneous – 0.0%		7,771	Sysco Corp. ..................................................................	486,931
2,500	American Woodmark, Corp.***..................................	139,200
3,750	Louisiana-Pacific Corp.................................................	83,325		Forestry – 0.7%
570	Patrick Industries, Inc.***............................................	16,878	1,700	Interfor Corp.***..........................................................	17,956
2,610	Simpson Manufacturing Co., Inc.................................	141,279	181,800	West Fraser Timber Co., Ltd.......................................	8,980,803
		380,682			8,998,759
	Building & Construction-Miscellaneous – 0.3%			Garden Products – 0.0%
150,637	Ferrovial SA...................................................................	3,054,017	8,060	Scotts Miracle-Gro Co..................................................	495,368

	Building Production-Wood – 0.1%			Gas-Distribution – 1.7%
19,810	Masco Corp....................................................................	579,244	27,400	Atmos Energy Corp......................................................	2,540,528
4,400	Stella-Jones, Inc.............................................................	127,662	163,900	Beijing Enterprises Holdings, Ltd...............................	868,635
		706,906	228,700	ENN Energy Holdings, Ltd..........................................	2,028,378
	Building-Heavy Construction – 0.4%		730,544	Hong Kong & China Gas Co., Ltd..............................	1,511,374
4,598,000	China Tower Corp., Ltd.***...................................	869,043	609,000	National Grid, PLC ......................................................	5,931,959
130,805	Promotora Y Operadora De Infraestructura SAB		132,000	NiSource, Inc................................................................	3,346,200
	De CV........................................................................	1,250,291	15,300	Sempra Energy .............................................................	1,655,307
32,000	Vinci SA.........................................................................	2,640,544	113,200	Tokyo Gas Co., Ltd. ....................................................	2,876,863
		4,759,878			20,759,244
	Chemicals-Diversified – 0.2%			Independent Power Producer – 0.1%
14,447	FMC Corp. ....................................................................	1,068,500	34,000	NRG Energy, Inc. ........................................................	1,346,400
94,600	Israel Chemicals, Ltd.....................................................	535,436
24,799	K+S AG .........................................................................	446,660		Machinery – Farm – 0.2%
14,900	Sociedad Quimica Y Minera De Chile SA..................	570,670	5,500	AG Growth International, Inc......................................	188,544
		2,621,266	4,800	AGCO Corp.................................................................	267,216

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC Portfolio of Investments – December 31, 2018 (Unaudited) (continued)
Shares		Value	Par		Value
	Machinery – Farm – (continued)		Corporate Debt – 3.2%
10,580	Deer & Co....................................................................	$ 1,578,219		Pipelines – 3.2%
		2,033,979	$ 9,937,500	EIF Van Hook Holdings,
	Non-hazardous Waste Disposal – 0.1%			5.25%, 9/5/2024	$ 9,676,641
1,624,500	China Water Affairs Group, Ltd...................................	1,738,498	10,000,000	EPIC Y-Grade Services, LP,
				7.84%, 6/13/2025 ....................................................	9,500,000
	Oil Companies-Exploration & Production – 0.1%		10,000,000	Seaport Financing LLC,
822,500	Kunlun Energy Co., Ltd. ..............................................	871,815		5.50%, 10/31/2025	10,000,000
			10,512,528	Woodford Express LLC,
	Paper & Related Products – 0.0%			7.35%, 1/27/2025 ....................................................	10,074,524
15,400	Cascades, Inc..................................................................	115,398			39,251,165
6,490	Mercer International, Inc...............................................	67,756		Total Corporate Debt.................................................	39,251,165
1,490	Neenah, Inc....................................................................	87,791		(Cost $39,920,114)
		270,945
	Pipelines – 2.4%		Private Debt – 12.2%
256,800	APA Group.....................................................................	1,537,454	50,000,000	Blackstone CQP Common Holdco LP........................	51,567,122
29,400	Cheniere, Inc.***...........................................................	1,740,186	92,659,594	Frija LP***....................................................................	95,565,114
289,000	Enbridge, Inc..................................................................	8,977,798		(Cost $147,132,236)	147,132,236
362,600	Kinder Morgan, Inc.......................................................	5,576,788
114,200	Pembina Pipeline Corp..................................................	3,388,692	U.S. Treasury Obligations – 0.2%
22,700	Targa Resources Corp...................................................	817,654		U.S. Treasury Inflation Indexed Bonds,
58,100	Transcanada Corp..........................................................	2,074,696	971,883	0.13%, 4/15/2020...................................................	950,028
226,400	Williams Cos., Inc.........................................................	4,992,120	1,040,427	1.13%, 1/15/2021.....................................................	1,035,684
		29,105,388	268,318	2.38%, 1/15/2025.....................................................	290,112
					2,275,824
	Poultry – 0.0%			Total U.S. Treasury Obligations...............................	2,275,824
9,720	Pilgim’s Pride Corp***.................................................	150,757		(Cost $2,276,710)

	Public Thoroughfares - 1.3%
273,200	Atlantia SPA...................................................................	5,656,256
428,064	CCR SA..........................................................................	1,237,004	Short-Term Investments – 5.5%
28,121	Corp America Airports SA ***....................................	186,442	65,883,017	Morgan Stanley Institutional Liquidity Funds -
539,100	EcoRodovias Infraestrutura e Logistica SA.................	1,304,717		Treasury Securities Portfolio..................................	65,883,017
1,248,500	Jiangsu Expressway Co., Ltd.	1,741,092		(Cost $65,883,017)
658,886	Transurban Group.........................................	5,406,601
		15,532,112		Total Investments - 98.2%........................................	1,186,224,798
	Satellite Telecom – 0.1%			(Cost $1,189,742,906)
43,600	Eutelsat Communications SA.......................................	859,471
				Other Assets Net of Liabilities – 1.8%...................	22,148,888
	Transport-Rail – 1.2%			Net Assets – 100.0%..................................................	1,208,373,686
23,700	Canadian National Railway Co....................................	1,755,279
51,200	CSX Corp.......................................................................	3,181,056	*	Non-Tradable Securities.
40,600	East Japan Railway Co..................................................	3,597,159	**	Affiliated issuer.
817,400	Rumo SA***..................................................................	3,585,319	***	Non-income producing security.
13,000	Union Pacific Corp........................................................	1,796,990
12,700	West Japan Railway Co.................................................	899,272		Portfolio Abbreviations:
		14,815,075		LP – Limited Partnership
	Water - 0.1%			PLC – Public Limited Company
36,700	Severn Trent, PLC.........................................................	849,251		REIT – Real Estate Investment Trust

	Whsing & Harbor Transaction Service - 0.1%			Industry
488,685	ChinaMerchants PortHoldings Co., Ltd.......................	879,951		Diversified................................................................	56.9%
	Total Common Stocks.................................................	202,127,305		Private Debt..............................................................	12.2%
	(Cost $209,427,155)			Pipelines.........................................................................	5.7%
				Short-Term Investment............................................	5.5%
Real Estate Investment Trust - 3.5%				Electric-Integrated....................................................	4.4%
46,200	American Tower Corp., REIT......................................	7,308,378		REITS-Diversified...................................................	3.5%
630,994	Catchmark Timber Trust, Inc., REIT...........................	4,480,057		Gas Distribution.......................................................	1.7%
15,800	Crown Castle International Corp., REIT.....................	1,716,354		Public Thoroughfares	1.3%
79,500	Farmland Partners, Inc., REIT.....................................	360,930		Transport-Rail..........................................................	1.2%
31,700	Gladstone Land Corp., REIT........................................	363,916		All Other Industries..................................................	5.8%
302,545	Potlatch Deltic Corp., REIT.........................................	9,572,519		Other Assets Net of Liabilities................................	1.8%
333,300	Rayonier, Inc., REIT.....................................................	9,229,077		Total..........................................................................	100.0%
420,900	Weyerhaeuser Co., REIT..............................................	9,200,874
		42,232,105
	Total Real Estate Investment Trust.........................	42,232,105
	(Cost $55,150,099)

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Nine Months Ended December 31, 2018 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated NAV of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•       Level 1 – unadjusted quoted prices in active markets for identical securities

•       Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest         rates, pre- payment speeds, credit risk, etc.)

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Nine Months Ended December 31, 2018 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended December 31, 2018 there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/2018	Price	Inputs	Inputs
Common Stocks *............................................	$ 202,127,305	$ 202,127,305	$ – .	$ – .
Real Estate Investment Trust *.......................	42,232,105	42,232,105	– .	– .
Corporate Debt *.............................................	39,251,165	– .	39,251,165	– .
Private Debt *..................................................	147,132,236	– .	– .	147,132,236
U.S. Treasury Obligations*............................	2,275,824	– .	2,275,824	– .
Short-Term Investments..................................	65,883,017	65,883,017	– .	– .
Subtotal............................................................	$ 498,901,652	$ 310,242,427	$ 41,526,989	$ 147,132,236
Private Investment Funds*..............................	$ 687,323,146
Total	$ 1,186,224,798

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the nine months ended December 31, 2018.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2018..............................	$ 51,130,355
Net purchases.................................................	97,717,817
Accretion and Amortization..........................	(585,581)
Change in unrealized gain.............................	(1,130,355)
Balance as of 12/31/2018..............................	$ 147,132,236

For the period ended December 31, 2018, the total change in interest paid in-kind on Level 3 securities still held at the end of the period was $1,130,355.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted Securities - Securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund's Prospectus dated July 25, 2018.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Nine Months Ended December 31, 2018 (Unaudited) (continued)

As of December 31, 2018, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice

AMP Capital Diversified Infrastructure Trust	1/3/2018	32,131,871	$ 25,005	$ 24,740	$ —	2.0%	30 Days
AMP Capital Infrastructure Debt Fund III
(US Hedged) LP	10/23/2017	19,169,564	19,169	19,998	16,032	1.7%	(c)
Blackstone CQP Common Holdco LP	9/27/2018	50,000,000	51,567	51,567	—	4.3%	—
BTG Pactual Open Ended Core US
Timberland Fund LP	9/28/2017	136,065	140,000	148,138	—	12.3%	(e) 90 Days
Ceres Farmland Holdings LP	11/7/2017	100,000,000	100,000	102,386	—	8.5%	(d) 90 Days
Frija LP	12/18/2017	92,659,594	95,565	95,565	—	7.9%	(f) 180 Days
Global Diversified Infrastructure Fund, LP	1/8/2018	24,112,380	40,000	39,448	—	3.3%	(f)
Hancock Timberland and Farmland Fund LP	1/26/2018	17,239	17,252	17,516	32,748	1.5%	(f) 60 days
Harrison Street Social Infrastructure Fund	7/2/2018	48,000	48,000	48,178	102,000	4.0%	(g) 90 Days
IFM Global Infrastructure Fund LP	9/28/2018	12,500,000	12,500	12,891	37,500	1.1%	90 Days
IFM Sub Investment Grade Debt Fund	9/28/2018	1,599,542	1,600	1,647	13,400	0.1%	(d) 60 Days
IIF Hedged LP	9/30/2018	72,146,265	72,146	71,634	—	5.9%	180 Days
Jamestown Timberland Fund	7/2/2018	24,643	24,682	24,710	25,318	2.0%	(g) 90 Days
RMS Evergreen US Forestland Fund LP	9/28/2017	80,000,000	80,000	81.365	—	6.7%	(f) 90 Days
US Core Farmland Fund LP	10/31/2017	67,151	75,000	78,880	—	6.5%	(f) 90 Days
Versus Capital Real Assets Sub-REIT LLC	9/29/2017	14,600,000	14,600	15,792	— .	1.3%	—
Total			$ 817,086	$ 834,455	$ 226,998	69.1%

(a)     The restricted securities include various real asset related investments including equity and debt investments in infrastructure, farmland, and timberland.  The principal objectives of these investments is to generate real returns.

(b)    Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)     Closed end security which is not redeemable.

(d)    Shares are subject to an initial lockup period of 1 year from date of each acquisition.

(e)     Shares are subject to an initial lockup period of 2 year from date of each acquisition.

(f)     Shares are subject to an initial lockup period of 3 years from date of each acquisition.

(g)    Shares are subject to an initial lockup period of 4 years from date of each acquisition.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Real Assets Fund LLC

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    02/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    02/28/2019

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    02/28/2019

* Print the name and title of each signing officer under his or her signature.